Distribution Date:	10/19/26	BANK5 2025-5YR19
Determination Date:	10/13/26
Next Distribution Date:	11/18/26
Record Date:	09/30/26	Commercial Mortgage Pass-Through Certificates
Series 2025-5YR19

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		Attention: Jane Lam	jane.lam@morganstanley.com;
				cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway | New York, NY 10036 | United States
Exchangeable Certificate Detail	6	Certificate Administrator	Computershare Trust Company, N.A.
Exchangeable Certificate Factor Detail	7		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Additional Information	8
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Bond / Collateral Reconciliation - Cash Flows	9	Master Servicer	Trimont LLC
Bond / Collateral Reconciliation - Balances	10		Attention: CMBS Servicing	commercial.servicing@trimont.com
Current Mortgage Loan and Property Stratification	11-15		One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Mortgage Loan Detail (Part 1)	16-17	Special Servicer	Torchlight Loan Services, LLC
Mortgage Loan Detail (Part 2)	18-19		Attention: Brian Sedwitz	bsedwitz@torchlightinvestors.com
Principal Prepayment Detail	20		90 Park Avenue, 20th floor | New York, NY 10016 | United States
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Historical Detail	21	Representations Reviewer
Delinquency Loan Detail	22		Attention: BANK5 2025-5YR19 Transaction Manager	notices@pentalphasurveillance.com
Collateral Stratification and Historical Detail	23		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Specially Serviced Loan Detail - Part 1	24	Trustee	Deutsche Bank National Trust Company
Specially Serviced Loan Detail - Part 2	25		Attention: Trust Administration	cmbsadmin@list.db.com
			1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Modified Loan Detail	26
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05494RBE1	4.604000%	1,300,000.00	1,124,640.34	21,958.96	4,314.87	0.00	0.00	26,273.83	1,102,681.38	30.01%	30.00%
A-2	05494RBF8	4.793000%	129,510,000.00	129,510,000.00	0.00	517,284.53	0.00	0.00	517,284.53	129,510,000.00	30.01%	30.00%
A-3	05494RBL5	5.270000%	500,319,000.00	500,319,000.00	0.00	2,197,234.27	0.00	0.00	2,197,234.27	500,319,000.00	30.01%	30.00%
A-S	05494RBT8	5.611000%	73,256,000.00	73,256,000.00	0.00	342,532.85	0.00	0.00	342,532.85	73,256,000.00	21.88%	21.88%
B	05494RBY7	5.812000%	50,715,000.00	50,715,000.00	0.00	245,629.65	0.00	0.00	245,629.65	50,715,000.00	16.25%	16.25%
C	05494RCD2	5.715000%	39,446,000.00	39,446,000.00	0.00	187,861.57	0.00	0.00	187,861.57	39,446,000.00	11.88%	11.88%
D	05494RAL6	4.500000%	32,683,000.00	32,683,000.00	0.00	122,561.25	0.00	0.00	122,561.25	32,683,000.00	8.25%	8.25%
E	05494RAN2	3.798190%	19,160,000.00	19,160,000.00	0.00	60,644.43	0.00	0.00	60,644.43	19,160,000.00	6.13%	6.13%
F	05494RAQ5	3.798190%	11,270,000.00	11,270,000.00	0.00	35,671.33	0.00	0.00	35,671.33	11,270,000.00	4.88%	4.88%
G	05494RAS1	3.798190%	21,413,000.00	21,413,000.00	0.00	67,775.53	0.00	0.00	67,775.53	21,413,000.00	2.50%	2.50%
H*	05494RAU6	3.798190%	22,541,063.00	22,541,063.00	0.00	70,217.67	0.00	0.00	70,217.67	22,541,063.00	0.00%	0.00%
RR-C	05494RAY8	6.298190%	41,053,319.13	41,045,334.44	999.86	215,374.71	0.00	0.00	216,374.57	41,044,334.58	0.00%	0.00%
RR-I	B20058700581	6.298190%	6,400,000.01	6,398,755.24	155.87	33,575.80	0.00	0.00	33,731.67	6,398,599.37	0.00%	0.00%
R	05494RBC5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	05494RBB7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			949,066,382.14	948,881,793.02	23,114.69	4,100,678.46	0.00	0.00	4,123,793.15	948,858,678.33

X-D	05494RAA0	1.798190%	32,683,000.00	32,683,000.00	0.00	48,975.20	0.00	0.00	48,975.20	32,683,000.00
X-E	05494RAC6	2.500000%	19,160,000.00	19,160,000.00	0.00	39,916.67	0.00	0.00	39,916.67	19,160,000.00
X-F	05494RAE2	2.500000%	11,270,000.00	11,270,000.00	0.00	23,479.17	0.00	0.00	23,479.17	11,270,000.00
X-G	05494RAG7	2.500000%	21,413,000.00	21,413,000.00	0.00	44,610.42	0.00	0.00	44,610.42	21,413,000.00
X-H	05494RAJ1	2.500000%	22,541,063.00	22,541,063.00	0.00	46,960.55	0.00	0.00	46,960.55	22,541,063.00
X-A	05494RBR2	1.127286%	631,129,000.00	630,953,640.34	0.00	592,721.17	0.00	0.00	592,721.17	630,931,681.38

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-B	05494RBS0	0.599708%	163,417,000.00	163,417,000.00	0.00	81,668.67	0.00	0.00	81,668.67	163,417,000.00
Notional SubTotal			901,613,063.00	901,437,703.34	0.00	878,331.85	0.00	0.00	878,331.85	901,415,744.38

Deal Distribution Total					23,114.69	4,979,010.31	0.00	0.00	5,002,125.00

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05494RBE1	865.10795385	16.89150769	3.31913077	0.00000000	0.00000000	0.00000000	0.00000000	20.21063846	848.21644615
A-2	05494RBF8	1,000.00000000	0.00000000	3.99416671	0.00000000	0.00000000	0.00000000	0.00000000	3.99416671	1,000.00000000
A-3	05494RBL5	1,000.00000000	0.00000000	4.39166666	0.00000000	0.00000000	0.00000000	0.00000000	4.39166666	1,000.00000000
A-S	05494RBT8	1,000.00000000	0.00000000	4.67583338	0.00000000	0.00000000	0.00000000	0.00000000	4.67583338	1,000.00000000
B	05494RBY7	1,000.00000000	0.00000000	4.84333333	0.00000000	0.00000000	0.00000000	0.00000000	4.84333333	1,000.00000000
C	05494RCD2	1,000.00000000	0.00000000	4.76249987	0.00000000	0.00000000	0.00000000	0.00000000	4.76249987	1,000.00000000
D	05494RAL6	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
E	05494RAN2	1,000.00000000	0.00000000	3.16515814	0.00000000	0.00000000	0.00000000	0.00000000	3.16515814	1,000.00000000
F	05494RAQ5	1,000.00000000	0.00000000	3.16515794	0.00000000	0.00000000	0.00000000	0.00000000	3.16515794	1,000.00000000
G	05494RAS1	1,000.00000000	0.00000000	3.16515808	0.00000000	0.00000000	0.00000000	0.00000000	3.16515808	1,000.00000000
H	05494RAU6	1,000.00000000	0.00000000	3.11510021	0.05005798	0.15351317	0.00000000	0.00000000	3.11510021	1,000.00000000
RR-C	05494RAY8	999.80550440	0.02435516	5.24621917	0.00125154	0.00387155	0.00000000	0.00000000	5.27057433	999.78114924
RR-I	B20058700581	999.80550469	0.02435469	5.24621874	0.00125156	0.00387344	0.00000000	0.00000000	5.27057343	999.78115000
R	05494RBC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	05494RBB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-D	05494RAA0	1,000.00000000	0.00000000	1.49849157	0.00000000	0.00000000	0.00000000	0.00000000	1.49849157	1,000.00000000
X-E	05494RAC6	1,000.00000000	0.00000000	2.08333351	0.00000000	0.00000000	0.00000000	0.00000000	2.08333351	1,000.00000000
X-F	05494RAE2	1,000.00000000	0.00000000	2.08333363	0.00000000	0.00000000	0.00000000	0.00000000	2.08333363	1,000.00000000
X-G	05494RAG7	1,000.00000000	0.00000000	2.08333349	0.00000000	0.00000000	0.00000000	0.00000000	2.08333349	1,000.00000000
X-H	05494RAJ1	1,000.00000000	0.00000000	2.08333343	0.00000000	0.00000000	0.00000000	0.00000000	2.08333343	1,000.00000000
X-A	05494RBR2	999.72214926	0.00000000	0.93914425	0.00000000	0.00000000	0.00000000	0.00000000	0.93914425	999.68735612
X-B	05494RBS0	1,000.00000000	0.00000000	0.49975627	0.00000000	0.00000000	0.00000000	0.00000000	0.49975627	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/26 - 09/30/26	30	0.00	4,314.87	0.00	4,314.87	0.00	0.00	0.00	4,314.87	0.00
A-2	09/01/26 - 09/30/26	30	0.00	517,284.53	0.00	517,284.53	0.00	0.00	0.00	517,284.53	0.00
A-3	09/01/26 - 09/30/26	30	0.00	2,197,234.27	0.00	2,197,234.27	0.00	0.00	0.00	2,197,234.27	0.00
A-S	09/01/26 - 09/30/26	30	0.00	342,532.85	0.00	342,532.85	0.00	0.00	0.00	342,532.85	0.00
B	09/01/26 - 09/30/26	30	0.00	245,629.65	0.00	245,629.65	0.00	0.00	0.00	245,629.65	0.00
C	09/01/26 - 09/30/26	30	0.00	187,861.57	0.00	187,861.57	0.00	0.00	0.00	187,861.57	0.00
D	09/01/26 - 09/30/26	30	0.00	122,561.25	0.00	122,561.25	0.00	0.00	0.00	122,561.25	0.00
E	09/01/26 - 09/30/26	30	0.00	60,644.43	0.00	60,644.43	0.00	0.00	0.00	60,644.43	0.00
F	09/01/26 - 09/30/26	30	0.00	35,671.33	0.00	35,671.33	0.00	0.00	0.00	35,671.33	0.00
G	09/01/26 - 09/30/26	30	0.00	67,775.53	0.00	67,775.53	0.00	0.00	0.00	67,775.53	0.00
H	09/01/26 - 09/30/26	30	2,324.63	71,346.03	0.00	71,346.03	1,128.36	0.00	0.00	70,217.67	3,460.35
RR-C	09/01/26 - 09/30/26	30	107.00	215,426.09	0.00	215,426.09	51.38	0.00	0.00	215,374.71	158.94
RR-I	09/01/26 - 09/30/26	30	16.69	33,583.81	0.00	33,583.81	8.01	0.00	0.00	33,575.80	24.79
X-D	09/01/26 - 09/30/26	30	0.00	48,975.20	0.00	48,975.20	0.00	0.00	0.00	48,975.20	0.00
X-E	09/01/26 - 09/30/26	30	0.00	39,916.67	0.00	39,916.67	0.00	0.00	0.00	39,916.67	0.00
X-F	09/01/26 - 09/30/26	30	0.00	23,479.17	0.00	23,479.17	0.00	0.00	0.00	23,479.17	0.00
X-G	09/01/26 - 09/30/26	30	0.00	44,610.42	0.00	44,610.42	0.00	0.00	0.00	44,610.42	0.00
X-H	09/01/26 - 09/30/26	30	0.00	46,960.55	0.00	46,960.55	0.00	0.00	0.00	46,960.55	0.00
X-A	09/01/26 - 09/30/26	30	0.00	592,721.17	0.00	592,721.17	0.00	0.00	0.00	592,721.17	0.00
X-B	09/01/26 - 09/30/26	30	0.00	81,668.67	0.00	81,668.67	0.00	0.00	0.00	81,668.67	0.00
Totals			2,448.32	4,980,198.06	0.00	4,980,198.06	1,187.75	0.00	0.00	4,979,010.31	3,644.08

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-2-1	05494RBG6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2-X1	05494RBJ0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2-2	05494RBH4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2-X2	05494RBK7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-1	05494RBM3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	05494RBP6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	05494RBN1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	05494RBQ4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-1	05494RBU5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	05494RBW1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	05494RBV3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	05494RBX9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-1	05494RBZ4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	05494RCB6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	05494RCA8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	05494RCC4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-1	05494RCE0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	05494RCF7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	05494RCH3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2 (EC)	N/A	4.793000%	129,510,000.00	129,510,000.00	0.00	517,284.53	0.00	0.00	517,284.53	129,510,000.00
A-3 (EC)	N/A	5.270000%	500,319,000.00	500,319,000.00	0.00	2,197,234.27	0.00	0.00	2,197,234.27	500,319,000.00
A-S (EC)	N/A	5.611000%	73,256,000.00	73,256,000.00	0.00	342,532.85	0.00	0.00	342,532.85	73,256,000.00
B (EC)	N/A	5.812000%	50,715,000.00	50,715,000.00	0.00	245,629.65	0.00	0.00	245,629.65	50,715,000.00
C (EC)	N/A	5.715000%	39,446,000.00	39,446,000.00	0.00	187,861.57	0.00	0.00	187,861.57	39,446,000.00
Exchangeable Certificates Total			793,246,000.00	793,246,000.00	0.00	3,490,542.87	0.00	0.00	3,490,542.87	793,246,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-2-1	05494RBG6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2-2	05494RBH4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-1	05494RBM3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-2	05494RBN1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	05494RBU5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	05494RBV3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	05494RBZ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	05494RCA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	05494RCE0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	05494RCF7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-2-X1	05494RBJ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2-X2	05494RBK7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X1	05494RBP6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X2	05494RBQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	05494RBW1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	05494RBX9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	05494RCB6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	05494RCC4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	05494RCH3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 30

	Additional Information

Total Available Distribution Amount (1)	5,002,125.00
Non-VRR Interest Available Funds	4,755,479.10
VRR Interest Available Funds	250,288.37
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,995,892.60	Master Servicing Fee	6,174.07
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,602.00
Interest Adjustments	0.00	Trustee Fee	1,250.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	395.37
ARD Interest	0.00	Operating Advisor Fee	1,035.86
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	237.22
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,995,892.60	Total Fees	15,694.52

Principal		Expenses/Reimbursements
Scheduled Principal	23,114.69	Reimbursement for Interest on Advances	1,187.75
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	23,114.69	Total Expenses/Reimbursements	1,187.75

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,979,010.31
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	23,114.69
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,002,125.00
Total Funds Collected	5,019,007.29	Total Funds Distributed	5,019,007.27

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	948,881,793.55	948,881,793.55	Beginning Certificate Balance	948,881,793.02
(-) Scheduled Principal Collections	23,114.69	23,114.69	(-) Principal Distributions	23,114.69
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	948,858,678.86	948,858,678.86	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	948,881,793.55	948,881,793.55	Ending Certificate Balance	948,858,678.33
Ending Actual Collateral Balance	948,858,678.86	948,858,678.86

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.53)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.53)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.30%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
10,000,000 or less	7	50,062,000.00	5.28%	49	6.0889	1.548441	1.31 or less	9	246,025,000.00	25.93%	50	6.3909	1.272543
10,000,001 to 15,000,000	5	66,575,000.00	7.02%	49	6.9485	1.381706	1.32 to 1.39	8	208,018,600.00	21.92%	50	5.9995	1.370356
15,000,001 to 20,000,000	10	182,550,000.00	19.24%	50	6.3328	1.536824	1.40 to 1.59	7	106,060,000.00	11.18%	50	6.6203	1.470903
20,000,001 to 30,000,000	7	180,878,078.86	19.06%	49	6.3592	1.895292	1.60 to 1.69	3	82,728,078.86	8.72%	49	6.1759	1.645429
30,000,001 to 65,000,000	6	259,293,600.00	27.33%	50	6.1115	1.388087	1.70 to 1.99	3	102,000,000.00	10.75%	50	6.3147	1.777451
65,000,001 or greater	3	209,500,000.00	22.08%	50	6.3796	1.704267	2.00 or greater	8	204,027,000.00	21.50%	49	6.4571	2.148104
Totals	38	948,858,678.86	100.00%	50	6.3180	1.591212	Totals	38	948,858,678.86	100.00%	50	6.3180	1.591212
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alaska	1	27,000,000.00	2.85%	50	6.9720	2.324300
							Lodging	9	162,353,078.86	17.11%	49	6.9605	1.868902
California	6	203,000,000.00	21.39%	50	6.0990	1.577966
							Mobile Home Park	23	104,445,600.00	11.01%	50	6.0517	1.407983
Florida	9	94,755,507.43	9.99%	49	6.1329	1.651755
							Multi-Family	11	263,800,000.00	27.80%	50	6.1147	1.346059
Idaho	2	5,260,000.00	0.55%	50	6.2360	1.431700
							Office	2	65,300,000.00	6.88%	50	6.4760	1.726524
Illinois	1	16,725,000.00	1.76%	49	7.0500	2.180000
							Retail	12	252,200,000.00	26.58%	50	6.3003	1.777036
Michigan	1	38,000,000.00	4.00%	50	5.6130	1.610000
							Self Storage	28	100,760,000.00	10.62%	49	6.0332	1.384500
New Mexico	1	5,502,000.00	0.58%	49	6.3300	2.161600
							Totals	85	948,858,678.86	100.00%	50	6.3180	1.591212
New York	6	191,100,000.00	20.14%	50	6.6908	1.697441

North Carolina	4	18,584,000.00	1.96%	50	5.8280	1.551068

Ohio	6	14,625,000.00	1.54%	50	5.9700	1.340000

Oklahoma	5	6,681,999.99	0.70%	48	5.8080	1.366684

Pennsylvania	1	28,500,000.00	3.00%	50	6.5290	2.030000

Tennessee	2	13,703,000.00	1.44%	50	6.1331	1.398170

Texas	23	82,490,571.44	8.69%	49	6.3595	1.356089

Virginia	5	136,538,000.00	14.39%	50	6.4172	1.341683

West Virginia	1	6,000,000.00	0.63%	50	6.7200	2.050000

Wisconsin	11	60,393,600.00	6.36%	50	6.0330	1.374600

Totals	85	948,858,678.86	100.00%	50	6.3180	1.591212

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.9999% or less	10	192,825,000.00	20.32%	49	5.6720	1.555504	12 months or less	38	948,858,678.86	100.00%	50	6.3180	1.591212
	6.0000% to 6.2499%	7	220,928,600.00	23.28%	50	6.0740	1.574271	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	6.2500% to 6.4999%	7	217,552,000.00	22.93%	50	6.3746	1.326463	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	6.5000% to 6.9999%	11	273,428,078.86	28.82%	49	6.7434	1.835771	Totals	38	948,858,678.86	100.00%	50	6.3180	1.591212
	7.0000% or greater	3	44,125,000.00	4.65%	49	7.4482	1.621930
	Totals	38	948,858,678.86	100.00%	50	6.3180	1.591212
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	57 months or less	38	948,858,678.86	100.00%	50	6.3180	1.591212	Interest Only	37	924,130,600.00	97.39%	50	6.3088	1.588836
	58 months or greater	0	0.00	0.00%	0	0.0000	0.000000	357 months or less	1	24,728,078.86	2.61%	48	6.6630	1.680000
	Totals	38	948,858,678.86	100.00%	50	6.3180	1.591212	358 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	38	948,858,678.86	100.00%	50	6.3180	1.591212
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		27	695,553,078.86	73.30%	50	6.2983	1.527679			No outstanding loans in this group
	12 months or less	11	253,305,600.00	26.70%	49	6.3723	1.765667
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	38	948,858,678.86	100.00%	50	6.3180	1.591212
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 30

						Mortgage Loan Detail (Part 1)

		Prop			Interest						Original	Adjusted	Beginning	Ending	Paid
		Type			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	331011001	RT	The Bronx	NY	Actual/360	6.715%	391,708.33	0.00	0.00	N/A	11/01/30	--	70,000,000.00	70,000,000.00	10/01/26
2	310972077	RT	Los Angeles	CA	Actual/360	6.030%	351,750.00	0.00	0.00	N/A	12/11/30	--	70,000,000.00	70,000,000.00	10/11/26
3	331011003	MF	Forest	VA	Actual/360	6.394%	370,319.17	0.00	0.00	N/A	12/01/30	--	69,500,000.00	69,500,000.00	10/01/26
4	331011004	MH	Various	WI	Actual/360	6.033%	303,628.82	0.00	0.00	N/A	12/01/30	--	60,393,600.00	60,393,600.00	10/01/26
5	331011005	MF	Lynchburg	VA	Actual/360	6.380%	241,376.67	0.00	0.00	N/A	12/01/30	--	45,400,000.00	45,400,000.00	10/01/26
6	310971897	RT	Hempstead	NY	Actual/360	6.364%	222,740.00	0.00	0.00	N/A	12/11/30	--	42,000,000.00	42,000,000.00	10/11/26
7	330830001	OF	New York	NY	Actual/360	6.643%	110,716.67	0.00	0.00	N/A	12/05/30	--	20,000,000.00	20,000,000.00	10/05/26
7A	330830101				Actual/360	6.643%	110,716.67	0.00	0.00	N/A	12/05/30	--	20,000,000.00	20,000,000.00	10/05/26
8	310972906	SS	Various	Various	Actual/360	5.808%	48,400.00	0.00	0.00	N/A	10/11/30	--	10,000,000.00	10,000,000.00	10/11/26
8A	310972484	SS	Various	Various	Actual/360	5.808%	96,800.00	0.00	0.00	N/A	10/11/30	--	20,000,000.00	20,000,000.00	10/11/26
8B	310972485	SS	Various	Various	Actual/360	5.808%	48,400.00	0.00	0.00	N/A	10/11/30	--	10,000,000.00	10,000,000.00	10/11/26
9	251016577	SS	Tustin	CA	Actual/360	6.330%	208,362.50	0.00	0.00	N/A	12/01/30	--	39,500,000.00	39,500,000.00	10/01/26
10	310971529	MF	Detroit	MI	Actual/360	5.613%	177,745.00	0.00	0.00	N/A	12/11/30	--	38,000,000.00	38,000,000.00	10/11/26
11	300802627	MF	San Bernardino	CA	Actual/360	5.884%	166,713.33	0.00	0.00	N/A	12/01/30	--	34,000,000.00	34,000,000.00	10/01/26
12	300802630	LO	Philadelphia	PA	Actual/360	6.529%	155,063.75	0.00	0.00	N/A	12/01/30	--	28,500,000.00	28,500,000.00	10/01/26
13	251016972	RT	Various	TX	Actual/360	6.950%	162,166.67	0.00	0.00	N/A	11/01/30	--	28,000,000.00	28,000,000.00	10/01/26
14	300802631	LO	Somerset Village	AK	Actual/360	6.972%	156,870.00	0.00	0.00	N/A	12/01/30	--	27,000,000.00	27,000,000.00	10/01/26
15	300802632	OF	Commerce	CA	Actual/360	6.212%	130,969.67	0.00	0.00	N/A	12/01/30	--	25,300,000.00	25,300,000.00	10/01/26
16	310972509	RT	Tampa	FL	Actual/360	4.913%	102,361.07	0.00	0.00	N/A	11/01/30	--	25,000,000.00	25,000,000.00	10/01/26
17	310972751	LO	Daytona Beach	FL	Actual/360	6.663%	137,431.00	23,114.69	0.00	N/A	10/11/30	--	24,751,193.55	24,728,078.86	10/11/26
18	251017513	MF	Various	FL	Actual/360	6.110%	113,798.75	0.00	0.00	N/A	12/01/30	--	22,350,000.00	22,350,000.00	09/01/26
19	251018146	MH	Various	Various	Actual/360	6.020%	94,438.75	0.00	0.00	N/A	12/01/30	--	18,825,000.00	18,825,000.00	10/01/26
20	251018209	MF	Houston	TX	Actual/360	6.150%	96,350.00	0.00	0.00	N/A	12/01/30	--	18,800,000.00	18,800,000.00	09/01/26
21	304102320	LO	Garden City	NY	Actual/360	6.990%	104,850.00	0.00	0.00	N/A	11/06/30	--	18,000,000.00	18,000,000.00	10/06/26
22	310972009	RT	Huntington Park	CA	Actual/360	6.515%	93,381.67	0.00	0.00	N/A	12/11/30	--	17,200,000.00	17,200,000.00	10/11/26
23	310969054	MF	Los Angeles	CA	Actual/360	5.687%	80,565.83	0.00	0.00	N/A	12/11/30	--	17,000,000.00	17,000,000.00	10/11/26
24	251017174	LO	Chicago	IL	Actual/360	7.050%	98,259.38	0.00	0.00	N/A	11/01/30	--	16,725,000.00	16,725,000.00	10/01/26
25	410969303	SS	Various	NC	Actual/360	5.797%	77,293.33	0.00	0.00	N/A	12/11/30	--	16,000,000.00	16,000,000.00	10/11/26

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 30

						Mortgage Loan Detail (Part 1)

		Prop			Interest						Original	Adjusted	Beginning	Ending	Paid
		Type			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26	251017515	MH	Zanesville	OH	Actual/360	5.970%	72,759.38	0.00	0.00	N/A	12/01/30	--	14,625,000.00	14,625,000.00	10/01/26
27	251016803	LO	Daytona Beach	FL	Actual/360	7.550%	91,229.17	0.00	0.00	N/A	11/01/30	--	14,500,000.00	14,500,000.00	10/01/26
28	410972038	LO	Centreville	VA	Actual/360	6.870%	80,150.00	0.00	0.00	N/A	12/11/30	--	14,000,000.00	14,000,000.00	10/11/26
29	251018106	LO	Brooklyn	NY	Actual/360	7.850%	84,387.50	0.00	0.00	N/A	12/01/30	--	12,900,000.00	12,900,000.00	10/01/26
30	331011030	MF	Alvin	TX	Actual/360	6.480%	56,970.00	0.00	0.00	N/A	10/01/30	--	10,550,000.00	10,550,000.00	10/01/26
31	241014214	MF	New York	NY	Actual/360	5.910%	40,385.00	0.00	0.00	N/A	12/01/30	--	8,200,000.00	8,200,000.00	10/01/26
32	251017914	LO	Bridgeport	WV	Actual/360	6.720%	33,600.00	0.00	0.00	N/A	12/01/30	--	6,000,000.00	6,000,000.00	10/01/26
33	331011033	MH	Carlsbad	NM	Actual/360	6.330%	29,023.05	0.00	0.00	N/A	11/01/30	--	5,502,000.00	5,502,000.00	10/01/26
34	300802629	SS	Caldwell	ID	Actual/360	6.236%	27,334.47	0.00	0.00	N/A	12/01/30	--	5,260,000.00	5,260,000.00	10/01/26
35	300802633	MH	Millington	TN	Actual/360	6.324%	26,877.00	0.00	0.00	N/A	12/01/30	--	5,100,000.00	5,100,000.00	10/01/26
Totals							4,995,892.60	23,114.69	0.00				948,881,793.55	948,858,678.86
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	12,005,790.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	2,559,799.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	5,483,607.25	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	2,777,257.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	5,325,851.72	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	34,306,446.47	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	113,705.63	113,705.63	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	96,271.67	96,271.67	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	161,810.75	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	1,340,048.00	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	388,403.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	383,849.68	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	242,362.60	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	255,315.03	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	0.00	65,068,729.75				0.00	0.00	209,977.30	209,977.30	161,810.75	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/19/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.318029%	6.298181%	50
09/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.318038%	6.298190%	51
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.318045%	6.298197%	52
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.318051%	6.298203%	53
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.318059%	6.298212%	54
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.318066%	6.298218%	55
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.318074%	6.298227%	56
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.318081%	6.298233%	57
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.318092%	6.298245%	58
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.318099%	6.298251%	59
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
18	251017513	09/01/26	0	B	113,705.63	113,705.63	0.00		22,350,000.00
20	251018209	09/01/26	0	B	96,271.67	96,271.67	0.00		18,800,000.00
Totals					209,977.30	209,977.30	0.00		41,150,000.00
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		75,278,079	75,278,079		0	0
49 - 60 Months		873,580,600	873,580,600		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-26	948,858,679	948,858,679	0	0	0	0
Sep-26	948,881,794	948,881,794	0	0	0	0
Aug-26	948,900,221	948,900,221	0	0	0	0
Jul-26	948,918,544	948,918,544	0	0	0	0
Jun-26	948,941,328	948,941,328	0	0	0	0
May-26	948,959,417	948,959,417	0	0	0	0
Apr-26	948,981,975	948,981,975	0	0	0	0
Mar-26	948,999,832	948,999,832	0	0	0	0
Feb-26	949,031,333	949,031,333	0	0	0	0
Jan-26	949,048,908	949,048,908	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
10	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2.85	0.00	0.00	0.00
18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	341.88	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	602.09	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	38.78	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	202.15	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,187.75	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		1,187.75

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Supplemental Notes
None

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